                                                       -------------------------
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                                                       -------------------------
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                                                       hours per response: 5.0
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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number 811-2957

                              KEYCO BOND FUND, INC.
    ------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               27777 Franklin Road, Suite 1850
                     Southfield, Michigan                      48034
    ------------------------------------------------------------------------
            (Address of principal executive offices)        (Zip code)

                           Joel D. Tauber, President
                             Keyco Bond Fund, Inc.
                        27777 Franklin Road, Suite 1850
                           Southfield, Michigan 48034
    ------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (248) 353-0790

Date of fiscal year end: September 30

Date of reporting period: September 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940(17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays current valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

ITEM 1. ANNUAL REPORT TO SHAREHOLDERS.

                              KEYCO BOND FUND, INC.
                        27777 FRANKLIN ROAD - SUITE 1850
                           SOUTHFIELD, MICHIGAN 48034
                                 (248) 353-0790

November 21, 2003

To Our Shareholders:

We are pleased to send you this Annual Report of Keyco Bond Fund, Inc. for the year ended September 30, 2003.

Net investment income for the year was $1,286,033 or $1.01 per share compared with $1,346,837 or $1.06 per share last year. Much of this $60,804 change was caused by a $45,463 decline in interest income as bonds purchased in recent years continue the trend of yielding less than the matured or called bonds which they replaced. Expenses increased by $15,341, primarily related to compliance with Securities and Exchange Commission directives.

The net asset value of the Fund was $27,254,407 or $21.51 per share at September 30, 2003, a decrease of $258,196 or $.20 per share from September 30, 2002. This change is mostly the result of a decrease in unrealized appreciation of investments due to a modest increase in market interest rates. As of September 30, 2003, the weighted average annual yield on the Fund's portfolio was 5.5% based on cost and 5.1% based on market value, and the weighted average maturity was 11.5 years.

During the year, 25 bonds were either called or matured for total proceeds of $4,066,250. The Fund realized a capital gain of $89,355 which, for income tax purposes, was partially offset by capital loss carryforwards from prior years. Cash from these dispositions was reinvested in bonds maturing in fifteen to twenty years. Portfolio turnover was 15.3%.

The Board of Directors, on November 6, 2003, declared quarterly dividends totaling 95 cents per share for the year ending September 30, 2004. This amount is subject to revision in September 2004 based upon actual net investment income for the year. Dividends are paid quarterly on the first business day of February, May, August and November.

Additional dividends were also declared by the Board of Directors in order to make taxable distributions required by the Internal Revenue Code. The Fund paid a total of $58,142 (approximately 4.59 cents per share) as a capital gain dividend for the period November 2002 through October 2003. The Fund also paid a total of $107,697 (approximately 8.5 cents per share) as an ordinary income distribution of market discount for the period January 1 through October 31, 2003.

Both of these dividends were included in the November 2003 payment. An IRS Form 1099-DIV will be issued in January 2004 only to those shareholders receiving over $10 of either taxable dividend.

The Annual Meeting of Shareholders of Keyco Bond Fund, Inc. will be held on a date to be determined. Notice of the meeting will be provided to all of the shareholders in advance of the meeting.

Mark Schlussel and David Page continue to serve as independent outside Directors, and their remuneration remains at $1,500 each per meeting. In addition, the fund pays $30,000 annually for certain administrative services and office space.

If you have any questions concerning the Fund or the enclosed information, please call me.

On behalf of the Board of Directors,


/s/  JOEL D. TAUBER

Joel D. Tauber
President

KEYCO BOND FUND, INC.
FINANCIAL STATEMENTS
SEPTEMBER 30, 2003

INDEX

                                                                   PAGE(S)

REPORT OF INDEPENDENT AUDITORS...........................................1

FINANCIAL STATEMENTS

Statement of Assets and Liabilities .....................................2

Statement of Operations..................................................3

Statement of Changes in Net Assets.......................................4

Notes to Financial Statements..........................................5-6

SUPPLEMENTAL SCHEDULES

Schedule of Portfolio Investments......................................7-8

Financial Highlights.....................................................9

                         REPORT OF INDEPENDENT AUDITORS


To the Board of Directors and Shareholders of Keyco Bond Fund, Inc.


In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Keyco Bond Fund, Inc. (the "Fund") at September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.



/s/  PRICEWATERHOUSECOOPERS LLP


Bloomfield Hills, Michigan
October 24, 2003

KEYCO BOND FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003

ASSETS
Investments in securities, at fair value (cost $25,198,651)..................... $27,413,793
Cash............................................................................     159,493
Accrued interest receivable.....................................................     469,432
                                                                                 -----------
     Total assets...............................................................  28,042,718
                                                                                 -----------

LIABILITIES
Payable investment purchased....................................................     517,300
Accounts payable................................................................         840
Dividends payable...............................................................     270,171
                                                                                 -----------
     Total liabilities..........................................................     788,311
                                                                                 -----------
Net assets applicable to outstanding capital shares, equivalent to $21.51 per shares based on 1,267,258 shares of capital stock outstanding............... $27,254,407
                                                                                 ===========



   The accompanying notes are an integral part of these financial statements.

KEYCO BOND FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 2003

Interest income.................................................................                    $1,371,955
Expenses
     Legal and accounting.......................................................      62,577
     Custodial fee..............................................................      15,000
     Directors' fees............................................................       6,000
     Miscellaneous expense......................................................       2,345
                                                                                  ----------
                  Total expenses................................................                        85,922
                                                                                                    ----------
                  Net investment income.........................................                     1,286,033
                                                                                                    ----------
Realized gain on investments
     Proceeds from calls and maturity...........................................   4,066,250
     Cost of securities called or matured.......................................   3,976,895
                                                                                  ----------
                  Realized gain on investments..................................                        89,355
Unrealized appreciation of investments
     Investments held, September 30, 2003
         At cost................................................................  25,198,651
         At fair value..........................................................  27,413,793
                                                                                  ----------
         Unrealized appreciation, September 30, 2003............................   2,215,142
              Less:  Unrealized appreciation, September 20, 2002................   2,526,731
                                                                                  ----------
         Unrealized depreciation of investments.................................                      (311,589)
                                                                                                    ----------
         Net loss on investments................................................                      (222,234)
                                                                                                    ----------
                  Increase in net assets resulting from operations..............                    $1,063,799
                                                                                                    ==========



   The accompanying notes are an integral part of these financial statements.

KEYCO BOND FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED SEPTEMBER 30, 2003 AND 2002

                                                                                          2003              2002
                                                                                      -----------       -----------
Net assets, beginning of year...................................................      $27,512,603       $26,727,160
                                                                                      -----------       -----------
Changes in net assets from operations
     Net investment income......................................................        1,286,033         1,346,837
     Net realized gain on investments...........................................           89,355            50,882
     Changes in unrealized (depreciation) appreciation
      of investments............................................................         (311,589)          731,017
                                                                                      -----------       -----------
                  Net increase in net assets resulting from operations..........        1,063,799         2,128,736
Changes in net assets from capital transactions
     Dividends declared from net investment income..............................       (1,280,658)       (1,343,293)
     Dividends declared from net capital gains..................................          (41,337)                0
                                                                                      -----------       -----------
                  Net (decrease) increase in net assets.........................         (258,196)          785,443
                                                                                      -----------       -----------
                  Net assets, end of year.......................................      $27,254,407       $27,512,603
                                                                                      ===========       ===========



   The accompanying notes are an integral part of these financial statements.

KEYCO BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS

1.     SIGNIFICANT ACCOUNTING POLICIES

       Keyco Bond Fund, Inc. (the "Fund") has registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management company. The Fund became qualified as a regulated investment company under the Internal Revenue Code on October 1, 1979. Management intends to distribute to the shareholders substantially all earnings from that date. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

       SECURITY VALUATION
       The Fund has invested substantially all of its assets in long-term state and municipal debt obligations. Investments in these tax-exempt securities are stated at fair value. The fair value of the investments is provided by the Fund's custodian, who utilizes a matrix pricing system. The principal amount of each bond, as reflected in the schedule of portfolio investments, is due at maturity when the bond must be redeemed by the issuer. The cost of securities for federal income tax purposes approximates the cost for financial statement purposes.

       FEDERAL INCOME TAXES
       It is the Fund's intention to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. Therefore, no federal income tax provision is recorded.

       OTHER
       The Fund follows industry practice and records security transactions on the trade date. Cost of securities sold is determined by specific identification. Distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

       ESTIMATES
       The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

KEYCO BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.     NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL SHARES

         Capital stock, $.02 par value; 3,000,000 shares authorized;
         1,267,258 shares issued and outstanding at September 30, 2003..........     $25,345
         Additional paid-in capital.............................................     730,733
         Retained earnings prior to July 1, 1979................................  24,093,500
         Accumulated undisturbed net investment income..........................     189,687
         Net unrealized appreciation of investments, September 30, 2003.........   2,215,142
                                                                                 -----------
         Net assets, September 30, 2003......................................... $27,254,407
                                                                                 ===========


3.     PURCHASES AND DISPOSITIONS OF SECURITIES

       The cost of purchases and the proceeds from dispositions of securities, other than United States government obligations and short-term notes, aggregated $4,557,129 and $4,066,250, respectively.

4.     PORTFOLIO MANAGER

       The Fund does not retain the services of an investment advisor or a third-party portfolio manager. The Fund, acting through its officers and with the review provided by the Board, makes investment decisions internally.

5.     RELATED PARTIES

       Legal and accounting expenses incurred include $30,000 for accounting and administrative services provided by an entity owned by an officer of the Fund.

KEYCO BOND FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2003


                 LONG-TERM STATE AND                                       PRINCIPAL                      FAIR
                 MUNICIPAL OBLIGATIONS                                      AMOUNT         COST           VALUE

MICHIGAN (59.7% OF INVESTMENT FAIR VALUE)
Berkley, Michigan, City School District, 5%, May 2019..................   $425,000       $441,093       $446,046
Dearborn, Michigan, Sewage Disposal System Revenue, 5.125%,
     April 2016........................................................    110,000        101,748        112,816
Detroit, Michigan, FSA, Series A, 5%, April 2019.......................    640,000        601,811        675,635
Detroit, Michigan, Distributable State Aid, 5.2%, May 2007.............    520,000        516,001        581,948
Detroit, Michigan, City School District, 4.95%, May 2005...............    200,000        186,398        211,880
Detroit, Michigan, City School District, 5.5%, May 2020................    385,000        398,463        423,739
Detroit, Michigan, City School District, 5%, May 2022..................    500,000        517,300        517,300
Detroit, Michigan, Sewage Disposal, Series B, 5.25%, July 2015.........    500,000        484,270        537,295
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2022............    250,000        250,000        256,780
Detroit, Michigan, Water Supply System, Series A, 5.5%, July 2015......    330,000        347,150        356,030
Dundee, Michigan, Community School District, 5.375%, May 2020..........    365,000        359,525        391,776
Kalamazoo, Michigan, Hospital Finance Authority, Facilities Revenue,
     Bronson Methodist Hospital, 5.25%, May 2018.......................    270,000        262,475        290,018
Lansing, Michigan, School District, 6.8%, May 2004.....................    460,000        512,067        475,125
Lincoln, Michigan, Consolidated School District, 5%, May 2018..........    170,000        170,000        178,571
Livonia, Michigan, Public Schools, 5.75%, May 2018.....................    380,000        395,200        425,923
Macomb County, Michigan, Building Authority, 5%, March 2021............    500,000        500,000        515,110
Madison, Michigan, District Public Schools, 5.125%, May 2018...........    750,000        711,555        796,245
Michigan Municipal Bond Authority Revenue, State Revolving Fund,
     6.5%, October 2010................................................    550,000        599,769        591,327
Michigan Municipal Bond Authority Revenue, Local Government
     Loan Program, 6%, December 2013...................................    130,000        134,940        139,720
Michigan Municipal Bond Authority Revenue, Local Government
     Loan Program, 5.375%, November 2017...............................    150,000        154,161        163,874
Michigan State Building Authority Revenue, 5.125%, October 2008........    100,000         91,772        102,000
Michigan State Building Authority Revenue, Series I, 5.2%, October
     2009..............................................................    500,000        524,260        510,000
Michigan State Building Revenue, Series I, 5.3%, October 2012..........    500,000        418,505        510,000
Michigan State Building Authority Revenue, Series 1, 4.75%, October
     2021..............................................................    270,000        281,257        273,761
Michigan State Trunk Line, Series A, 4.75%, November 2020..............    120,000        107,835        123,259
Michigan State House of Representatives Certificates of
     Participation, 5%, August 2020....................................    460,000        406,525        483,773
Novi, Michigan, Building Authority, 5.6%, October 2019.................    420,000        458,161        462,496
Saginaw Valley State University General Revenue, Michigan,
     5.25%, July 2019..................................................    610,000        569,478        656,092
Standish-Sterling, Michigan, Community Schools, 5.1%, May 2018.........    150,000        136,501        158,189
University, Michigan, University Revenue Housing, 5.125%, November
     2015..............................................................    350,000        366,572        380,173
Warren, Michigan, Water and Sewer Revenue, 5.25%, November 2019........    500,000        534,250        536,070
Wayland, Michigan, Unified School District, 5.125%, May 2017...........  1,025,000        976,231      1,084,768
Wayne County, Michigan, Airport Revenue, Series B, 5.25%, December
     2015..............................................................    135,000        136,832        146,021
Wayne County, Michigan, Airport Revenue, Series B, 5.25%, December
     2017..............................................................    500,000        526,803        538,130
West Bloomfield, Michigan, School District, 5%, May 2006...............    100,000         92,357        104,049
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022..    565,000        575,407        585,137
Wyandotte, Michigan, Downtown Development, 6.25%, December 2008........    750,000        727,440        892,027
Wyoming, Michigan, Public Schools, 5.25%, May 2017.....................    675,000        713,947        721,636
                                                                        ----------     ----------     ----------
                                                                        15,315,000     15,288,059     16,354,739
                                                                        ----------     ----------     ----------

KEYCO BOND FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2003


                 LONG-TERM STATE AND                                       PRINCIPAL                      FAIR
                 MUNICIPAL OBLIGATIONS                                      AMOUNT         COST           VALUE
ALL OTHER STATES AND TERRITORIES (40.3% OF INVESTMENT FAIR VALUE)
Alaska State Housing Finance Corporation, 6.1%, June 2007..............    $85,000        $85,000        $87,241
Alaska State Housing Finance Corporation, 6.2%, June 2008..............    165,000        165,000        169,557
Gainesville, Florida, Utilities System Revenue, 6.5%, October 2014.....    750,000        724,900        881,865
Honolulu, Hawaii, New Public Housing Authority, 5.75%, August 2008.....    290,000        258,381        310,416
Honolulu, Hawaii, New Public Housing Authority, 5.75%, August 2009.....    700,000        622,804        749,049
Maryland State Health and Higher Educational Facilities Authority
     Revenue Johns Hopkins Hospital Redevelopment Issue, 6.625%,
     July 2008.........................................................    245,000        245,000        275,407
Mercer County, New Jersey, Improvement Authority Revenue,
     State Justice Complex, 6.4%, January 2018.........................    500,000        463,270        607,130
Akron, New York, Central School District, 5.9%, June 2014..............    100,000        108,776        110,106
Metropolitan Transportation Authority, New York, Commuter
     Facilities Revenue, 5.25%, July 2017..............................    310,000        299,541        357,492
Monroe County, New York, Water Improvement, 5.5%, December 2008........    610,000        589,034        620,010
New York, New York, City Municipal Water Authority, Water and
     Sewer System Revenue, 5.625%, June 2019...........................    945,000        975,732      1,034,605
New York, New York, City Municipal Water Finance Authority,
     Water and Sewer System Revenue, 5.125%, June 2022.................    205,000        194,549        213,364
Erie County, Hospital Authority PA Revenue, Erie County Geriatric
     Center, U. S. Treasury, 6.25%, July 2011..........................    680,000        675,621        776,193
Puerto Rico Commonwealth Highway and Transportation Authority
     Highway Revenue, 6.25%, July 2012.................................    500,000        544,085        609,315
Puerto Rico Industrial, Tourist, Educational, Medical and
     Environmental Control Facilities Financing Authority, 1998
     Series A, 5.375%, October 2013....................................    435,000        454,144        485,530
Puerto Rico Public Finance Corporation Commonwealth
     Appropriation, 5.375%, June 2017..................................    565,000        560,231        651,225
Met. Government Nashville and Davidson County, Tennessee,
     Health and Educational Facilities Board Revenue, Meharry
     Medical College-HEW, collateralized, 7.875%, December 2004........     55,000         52,843         56,456
Austin, Texas, Utility System Revenue, 6%, April 2006..................    500,000        474,565        556,840
Canutillo, Texas, Independent School District, 5%, August 2023.........    450,000        458,931        458,500
Conroe, Texas, Independent School District and Schoolhouse, 5.3%,......
     February 2020.....................................................    480,000        488,578        508,056
Frisco, Texas, Certificates of Obligation, 5.25%, February 2018........    500,000        527,365        535,315
Houston, Texas, Airport System Revenue, Series B, 5.5%, July 2020......    730,000        763,366        791,218
Sherman, Texas, New Public Housing Authority, 5.75%, March 2006........    200,000        178,876        214,164
                                                                       -----------    -----------    -----------
                                                                        10,000,000      9,910,592     11,059,054
                                                                       -----------    -----------    -----------
     Total investments.................................................$25,315,000    $25,198,651    $27,413,793
                                                                       ===========    ===========    ===========

KEYCO BOND FUND, INC.
FINANCIAL HIGHLIGHTS


Contained below are per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements for the years ended September 30.

                                                                2003          2002          2001          2000           1999
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ......................    $21.71        $21.09        $20.45        $20.47         $21.46
Net investment income .....................................      1.01          1.06          1.09          1.13           1.13
Net realized and unrealized gain (loss) on investments ....     (0.17)         0.62          0.67         (0.03)         (0.98)
                                                               ------        ------        ------        ------         ------
     Total from investment operations .....................      0.84          1.68          1.76          1.10           0.15
                                                               ------        ------        ------        ------         ------

Less:  Distributions from
     Net investment income ................................     (1.01)        (1.06)        (1.12)        (1.12)         (1.14)
     Net realized gain on investments .....................     (0.03)           --            --            --             --
                                                               ------        ------        ------        ------         ------
         Total distributions ..............................     (1.04)        (1.06)        (1.12)        (1.12)         (1.14)
                                                               ------        ------        ------        ------         ------

Net asset value, end of period ............................    $21.51        $21.71        $21.09        $20.45         $20.47
                                                               ======        ======        ======        ======         ======

TOTAL RETURN PER SHARE NET ASSET VALUE (a) ................       3.9%          8.0%          8.6%          5.4%           0.7%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in -000's) .....................   $27,254       $27,513       $26,727       $25,914        $25,944
Ratio of net investment income to average net assets ......       4.7%          5.0%          5.2%          5.5%           5.4%
Ratio of expenses to average net assets ...................       0.3%          0.3%          0.2%          0.2%           0.2%
Portfolio turnover rate ...................................      15.3%         12.3%         11.4%          7.2%          21.6%



--------
(a) Total investment return based on per share net asset value reflects the percent return calculated on beginning of period net asset value and assumes dividends and capital gain distributions were not reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund.

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a Code of Ethics applicable to its principal executive officer, principal financial officer and principal accounting officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the registrant has determined that the registrant does not currently have a member serving on its Board of Directors that meets the definition of an "audit committee financial expert" as defined in the instructions to this Form N-CSR.

Although each member of the registrant's Board of Directors has one or more of the attributes required in order for such person to be determined to be an audit committee financial expert, no member has all of such required attributes. The Directors reviewed the attributes, education, and experience of each member of the registrant's Board of Directors, the nature of the accounting principles applicable to the registrant, and the registrant's underlying internal controls and reporting mechanisms and determined that the members of the registrant's Board of Directors, as a group, have the experience and education necessary to perform the audit committee's responsibilities, including with respect to the evaluation of the financial statements of the registrant. In addition, the Directors determined that the Board has the resources and authority necessary to discharge its responsibilities, including the authority to retain at any time independent counsel and other advisers and experts.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for annual reports filed for periods ending before December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANT.

Not applicable because registrant's shares are not listed for trading on a national securities exchange.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because registrant invests exclusively in non-voting portfolio securities.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.
(a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)), within 90 days prior to the filing of this report, the registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1)   Code of Ethics (filed herewith).
(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (furnished herewith).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.

By: /S/ JOEL D. TAUBER
    Joel D. Tauber, President

Date: November 21, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ JOEL D. TAUBER
    Joel D. Tauber, President

By: /S/ ELLEN T. HORING
    Ellen T. Horing, Treasurer

Date: November 21, 2003

                               10-Q EXHIBIT INDEX

EXHIBIT NO.                DESCRIPTION
-----------                -----------

EX-99.CODE ETH -           Code of Ethics.

EX-99.CERT -               Certifications pursuant to Section 302 of the
                           Sarbanes-Oxley Act of 2002.

EX-99.906CERT -            Certifications pursuant to Section 906 of the
                           Sarbanes-Oxley Act of 2002.